Unaudited Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (168,492)	$ (16,466)	$ (152,432)	$ 4,797
Other comprehensive income (loss)
Unrealized gain (loss) on qualifying cash flow hedging instruments (note 8)	2,975	(3,035)	6,017	(2,878)
To interest expense:
Realized (gain) loss on qualifying cash flow hedging instruments (note 8)	(48)	706	52	762
To equity income:
Realized loss on qualifying cash flow hedging instruments	298	0	667	0
Other comprehensive income (loss)	3,225	(2,329)	6,736	(2,116)
Comprehensive (loss) income	(165,267)	(18,795)	(145,696)	2,681
Non-controlling interests in comprehensive (loss) income	8	3,539	(7,852)	5,911
Preferred unitholders' interest in comprehensive (loss) income	8,038	12,386	15,409	24,772
General and limited partners' interest in comprehensive (loss) income	$ (173,313)	$ (34,720)	$ (153,253)	$ (28,002)